Equity-Based Compensation	12 Months Ended
Dec. 31, 2022
Equity-Based Compensation
Equity-Based Compensation

Note 15: Equity-Based Compensation

Predecessor Awards

In 2017, the Predecessor Company adopted the Management Incentive Plan (the “Predecessor Equity Plan”). Under the Predecessor Equity Plan, the Predecessor Company granted awards in the form of profits interests to employees, officers, and directors or in the form of common equity to founders. The Predecessor Equity Plan was administered by the Predecessor Company’s board of managers which had full power and authority to select the participants to whom awards were granted, to make any combination of awards to participants, to accelerate the exercisability or vesting of any award, and to determine the specific terms and conditions of each award, subject to the provisions of the Predecessor Equity Plan. Following the Business Combinations, the Predecessor Equity Plan was terminated.

Under the Predecessor Equity Plan, 6,845,297 Class C units were authorized and 5,235,833 were issued to non-employee directors and officers as of December 2, 2021. Time-based Class C units generally vested over a period of four to five years. The Class C units were equity-classified awards. Vesting of performance-based Class C units was based on the Predecessor Company’s achievement of specified performance hurdles established by the Predecessor Company’s board of managers, such as the achievement of specified returns (the range of which varied on an individual award-by-award basis), a change of control, or an initial public offering. Since such a qualifying event was not probable of occurring until it was consummated, the Predecessor Company did not recognize any compensation cost related to performance-based Class C units until the Business Combinations were completed.

On the Closing Date, each Incentive Unit that was outstanding immediately prior to the effective time of the Business Combinations and vested (after taking into account any accelerated vesting that occurred in connection with the Business Combinations) was canceled and converted into the right to receive a portion of the merger consideration, which consisted of Common Units and cash.

Additionally, the vesting of Incentive Units totaling 4,319,964 held by two executive officers was accelerated such that all of the merger consideration received by these executive officers was not subject to any vesting restrictions, which resulted in an acceleration of equity-based compensation cost of $2.4 million recognized by the Predecessor Company.

Certain of the performance-based Incentive Units issued to directors, executive officers, and employees vested on the Closing Date to the extent the applicable performance hurdles were achieved, and were converted into the right to receive a portion of the merger consideration. To the extent not vested on the Closing Date, each unvested performance-based Incentive Unit was forfeited without consideration. Each Common Unit received as merger consideration was paired with a share of Class V common stock issued in the Successor Company. The acquisition date fair value of the unvested profits interests attributable to post-combination services was $24.0 million which will be expensed over the relevant vesting period by the Successor Company. The acquisition date fair value of the unvested profits interest attributable to pre-combination services was $26.3 million and was included in consideration transferred in connection with the Business Combinations.

Successor Awards

In connection with the Closing, unvested Incentive Units granted under the Predecessor Equity Plan totaling 587,500 were converted into 5,471,400 Common Units, which were paired with an equal number of shares of the Company’s Class V common stock, and remained subject to the original vesting conditions. If a forfeiture of unvested Common Units occurs, the associated shares of Class V common stock are also forfeited.

The following summarizes Common Unit award activity for the year ended December 31, 2022:

	Weighted
	Average	Number of
	Grant-Date	Units
	Fair Value	(in thousands)
Non-vested at December 31, 2021	$9.20	5,471
Granted	—	—
Vested	9.20	(5,038)
Forfeited	9.20	(53)
Non-vested at December 31, 2022	$9.20	380

Total fair value of Common Unit awards vested during the year ended December 31, 2022 was $17.6 million. There were no Common Unit awards vested during the Successor Period of 2021. The weighted-average grant date fair value for Common Unit awards granted during the Successor Period of 2021 was $9.20 per award.

The Common Unit awards vest ratably over a period between one month and two years, so long as the grantee stays employed. As of December 31, 2022, there was $1.1 million of unrecognized equity-based compensation cost related to all unvested Common Unit awards, which is expected to be recognized over a weighted-average period of 0.95 years.

In connection with the Business Combinations, the Company’s Board of Directors adopted, and its stockholders approved, the 2021 Incentive Award Plan (the “2021 Plan”), effective on its adoption date, in order to facilitate the grant of cash and equity incentives to employees, consultants, and directors of the Company and certain affiliates. The 2021 Plan provides that the initial aggregate number of shares reserved and available for issuance is 14.6 million plus an increase each January 1, beginning on January 1, 2022 and ending on and including January 1, 2031, equal to the lesser of (i) 1% of the aggregate number of shares of Class A common stock and Class V common stock outstanding on the final day of the immediately preceding quarter and (ii) such smaller number of shares of Class A common stock as is determined by the Company’s Board of Directors.

The 2021 Plan allows for the grant of (i) stock options, including incentive stock options, (ii) stock appreciation rights, (iii) restricted stock awards, (iv) restricted stock unit awards, or (v) other stock or cash based awards as may be determined by the plan’s administrator from time to time. The term of each option award shall be no more than 10 years from the date of grant. Options exercised under the 2021 Plan provide the purchaser with full rights equivalent to those of existing Class A common stockholders and holders as of the date of exercise. The Company’s policy for issuing shares upon stock option exercise is to issue new shares of Class A common stock. Additionally, the P3 LLC operating agreement states that P3 LLC will maintain at all times a one-to-one ratio between the number of Common Units owned by the Company and the number of outstanding shares of Class A common stock, including those issued as result of stock option exercises and vesting of restricted stock unit awards.

The 2021 Plan also provides for dividend equivalent units based on the value of the dividends per share paid on the Company’s Class A common stock, which are accumulated on restricted stock units during the vesting period.

The following table summarizes time-based stock option activity for the year ended December 31, 2022:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise	Life	Value
	(in thousands)	Price	(in years)	(in thousands)
Outstanding at December 31, 2021	—	$—
Granted	3,589	5.57
Forfeited	(187)	5.02
Outstanding at December 31, 2022	3,402	$5.60	9.62	$—
Fully vested and expected to vest at December 31, 2022	3,402	$5.60	9.62	$—
Exercisable at December 31, 2022	117	$5.02	9.22	$—

The following table summarizes performance-based stock option activity for the year ended December 31, 2022:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise	Life	Value
	(in thousands)	Price	(in years)	(in thousands)
Outstanding at December 31, 2021	—	$—
Granted	1,500	4.95
Outstanding at December 31, 2022	1,500	$4.95	9.83	$—
Fully vested and expected to vest at December 31, 2022	1,500	$4.95	9.83	$—
Exercisable at December 31, 2022	—	$—	—	$—

The vesting criteria for 0.1 million performance-based stock option awards has not yet been achieved; therefore, no expense has been recorded.

There were no stock options granted, exercised, or vested during the Successor Period of 2021.

The weighted average assumptions used in estimating the grant date fair value of stock options are listed in the table below:

Year Ended
December 31,
2022
Expected volatility	51%
Risk-free interest rate	3.2%
Expected term (in years)	7.28
Dividend rate	0.0%

Time-based stock options vest ratably over a period between two and five years, so long as the optionee continues to provide services to the Company. As of December 31, 2022, there was $7.2 million and $5.3 million of unrecognized equity-based compensation cost related to time-based and performance-based stock options, respectively, which is expected to be recognized over a weighted-average period of 3.66 years and 9.83 years, respectively.

Compensation Expense

Equity-based compensation recorded within corporate, general and administrative expense on the consolidated statements of operations was $19.4 million, $4.6 million, and $3.5 million during the year ended December 31, 2022, the Successor Period of 2021, and the Predecessor Period of 2021, respectively.

The Company did not recognize any tax benefits related to equity-based compensation for the year ended December 31, 2022, the Successor Period of 2021, and the Predecessor Period of 2021.